Supplementary Financial Statement Information - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Abstract]
Payroll expenses	$ 859	$ 831	$ 912
Compensation to directors	1,670	1,216	887
Professional fees	1,644	1,029	969
Office maintenance and office expenses	111	105	906
Insurance	281	351	567
Share Based Compensation	1,045	1,149	1,427
Other	186	232	471
Total General and administrative expenses	$ 5,796	$ 4,913	$ 6,139